EQUITY - Narrative (Details)				12 Months Ended
		May 04, 2023 $ / shares	Feb. 02, 2023 $ / shares	Dec. 31, 2022 USD ($) subsidiary $ / shares shares		Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares		Mar. 15, 2022 shares
Issue of equity | $				$ 1,475,000,000			$ (56,000,000)	[1]
Decrease through other distributions to owners, equity | $	[1]			2,496,000,000		$ 2,129,000,000	1,262,000,000
Limited partners | $				$ 36,000,000	[2]	$ 258,000,000	(91,000,000)
Beginning balance (in shares) | shares				72,955,585		0
Redemption-exchange units, LP units held, exchange ratio (in shares) | shares				1
Exchangeable shares received for every two LP Units held (in shares) | shares									1
Exchange ratio, exchangeable shares (in shares) | shares									2
Preferred equity security subscription under partnership maximum amount related party transactions | $				$ 1,500,000,000
Preferred equity security subscription under partnership annual cumulative distribution percentage related party transactions				6.00%
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity | $	[3]			$ 869,000,000		$ (1,740,000,000)	2,000,000
Incentive distribution threshold reduction percentage									33.33%
Entities with joint control or significant influence over entity
Dividends recognised as distributions to owners | $				$ 0		$ 157,000,000
Incentive distribution rights based on percent increase in unit price				20.00%
Dividends recognised as distributions to owners, volume weighted average share price threshold (in dollars per share) | $ / shares				$ 19.36		$ 31.53
Associates
Beginning balance (in shares) | shares									73,000,000
Interest of others in operating subsidiaries
Decrease through other distributions to owners, equity | $	[1]			$ 2,419,000,000		$ 1,935,000,000	1,225,000,000
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity | $	[3]			871,000,000		$ (2,039,000,000)	$ 107,000,000
Brookfield Asset Management Inc.
Issue of equity | $				$ 1,490,000,000
Proportion of ownership interest in subsidiary				65.20%
Repurchased and canceled (in shares) | shares				0		0
Beginning balance (in shares) | shares				4		4	4
Conversion of exchangeable (in shares) | shares				0		0
Brookfield Asset Management Inc. | Preferred shareholder's capital
Issue of equity | $				$ 15,000,000
Preference shares subscription, number pf partnership's subsidiaries (in subsidiaries) | subsidiary				3
Preference shares subscription, cumulative preferencial cash dividend, in percentage of redemption value				5.00%
Non-controlling interest - Redemption-Exchange Units held by Brookfield Asset Management Inc.
Dividends recognised as distributions to owners | $				$ 50,000,000		$ 37,000,000
Dividends recognised as distributions to owners per share (in dollars per share) | $ / shares		$ 0.0625	$ 0.0625
Limited partners
Decrease through other distributions to owners, equity | $	[1]			$ 19,000,000		$ 20,000,000	$ 20,000,000
Weighted average number of ordinary shares outstanding (in shares) | shares				75,300,000		78,300,000
Repurchased and canceled (in shares) | shares				(2,525,490)		(1,946,491)
Beginning balance (in shares) | shares				74,612,503		77,085,493	79,031,984
Conversion of exchangeable (in shares) | shares				52,500		0
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity | $	[3]			$ (3,000,000)		$ 105,000,000	$ (57,000,000)
Equity Attributable To Owners Of Parent, Special Limited Partner
Beginning balance (in shares) | shares				4		4	4

[1]	See Note 19 for additional information on distributions and Unit repurchases.
[2]	As adjusted to reflect the adoption of IFRS 17. See Note 2(x) for further details.
[3]	Includes gains or losses on changes in ownership interests of consolidated subsidiaries.